Note to the cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustment for non-cash transactions
Depreciation and impairment.	€ 55,875	€ 45,499	€ 43,642
Impairment of the cell therapy business	228,112
Share-based compensation expenses	23,999	19,886	56,718
Increase/decrease (-) in retirement benefit obligations and provisions	(2,352)	(524)	11
Unrealized exchange losses/gains (-) and non-cash other financial result	43,836	(23,858)	19,908
Discounting effect of non-current deferred income		(227)	(645)
Discounting effect of other non-current liabilities	1,183	(395)	(318)
Discounting effect of contingent consideration receivable	(2,676)	(4,002)
Fair value re-measurement of warrants		(4)	(18)
Net change in fair value of current financial investments	51,911	(49,984)	(22,690)
Fair value adjustment financial assets held at fair value through profit or loss	(1,175)		390
Fair value adjustment contingent consideration receivable	(11,887)	(931)
Fair value adjustment contingent consideration payable	(21,760)
Other non-cash expenses	(151)	(12)	2,292
Impairment loss on trade receivables	(9,643)	9,643
Total adjustment for non-cash transactions	127,160	(4,909)	99,291
Interest expense	1,034	912	1,867
Interest income	(46,339)	(89,378)	(79,319)
Tax expense	(18,138)	(1,705)	11,689
Correction for cash used for other liabilities related to the disposal of subsidiaries.		527
Total adjustment for items to disclose separately under operating cash flow	(63,443)	(89,644)	(65,763)
Gain on disposal of subsidiaries	(1,085)	(52,488)
Gain (-)/loss on sale of fixed assets	27	8	(1,091)
Proceeds from settlement of hedging instrument	(22,745)
Investment Income related to current financial investments	(33,645)	(23,759)	(15,597)
Correction for cash used for other liabilities related to the disposal of subsidiaries	15,194
Total adjustment for items to disclose separately under investing and financing cash flow	(42,254)	(76,239)	(16,688)
Increase in inventories	28,851	23,039	(24,076)
Increase (-)/ decrease in receivables	86,588	(31,055)	(39,114)
Increase/decrease (-) in liabilities	33,813	(53,429)	31,817
Total change in working capital other than deferred income	€ 149,252	€ (61,445)	€ (31,373)